Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Equity method investments	$ (1)	$ (2)	$ (15)	$ (82)
Non-marketable equity securities (includes NAV)	0	(4)	2	2
Total loss from equity investments, net	$ (1)	$ (6)	$ (13)	$ (80)